Offerings	May 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	8,023,713
Proposed Maximum Offering Price per Unit	0.20
Maximum Aggregate Offering Price	$ 1,604,742.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 221.61
Offering Note	Fee Calculation Rule 457(c)
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	8,187,766
Proposed Maximum Offering Price per Unit	0.229
Maximum Aggregate Offering Price	$ 1,874,998.41
Fee Rate	0.01381%
Amount of Registration Fee	$ 258.94
Offering Note	Fee Calculation Rule 457(g)